Income Taxes (Tables)	6 Months Ended
Jun. 30, 2020
Income Tax [Abstract]
Summary of Income Tax Recognized in Profit or Loss	Income Tax Recognized in Profit or Loss

	For the six months ended June 30
	2019	2020
Current tax
In respect of the current period	$475,000	$—